Earnings Per Share - Calculation of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Profit for the year attributable to shareholders of the Parent	€ 402	€ 157	€ 42
Weighted average number of ordinary shares outstanding	680,512,566	679,668,551	679,756,294
Basic earnings per share (Euros per share)	€ 0.59	€ 0.23	€ 0.06	[1]
Class A, Ordinary shares
Basic earnings per share
Basic earnings per share (Euros per share)	0.59
Class B, Preference shares
Basic earnings per share
Basic earnings per share (Euros per share)	€ 0.6

[1]	(See Note 2.d)